Income Tax - Losses and credits available for offsetting future profit and taxes (Details) $ in Thousands	Jun. 30, 2019 USD ($)
State | June 30, 2024-June 30, 2039
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss, amount carried forward	$ 670,960
Net operating loss, amount recognized	156
U.K.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss, amount carried forward	1
Net operating loss, amount recognized	0
Research and development carryforward | United States | June 30, 2031-June 30, 2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits, amount carried forward	33,490
Tax credits, amounts recognized	170
Research and development carryforward | California
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits, amount carried forward	13,599
Tax credits, amounts recognized	65
Research and development carryforward | Texas | June 30, 2036-June 30, 2039
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits, amount carried forward	2,277
Tax credits, amounts recognized	2,218
Capital loss carryforward | Australia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits, amount carried forward	4,637
Tax credits, amounts recognized	0
Enterprise zone credits carryforward | State | June 30, 2020-June 30, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits, amount carried forward	685
Tax credits, amounts recognized	3
Pre-2017 U.S. Tax Reform | United States | June 30, 2032-December 30, 2037
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss, amount carried forward	128,705
Net operating loss, amount recognized	137
Post-2017 U.S. Tax Reform | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss, amount carried forward	1,631,941
Net operating loss, amount recognized	$ 1,740